Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Analysis of Financial Assets and Liabilities
An analysis of the Group’s financial assets and liabilities by accounting classification is set out below:

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2022
Other investments	—	255.7	114.1	—	369.8
Cash and short-term deposits	—	—	—	2,491.5	2,491.5
Bank overdrafts, bonds and bank loans	—	—	—	(1,169.0)	(1,169.0)
Bonds and bank loans	—	—	—	(3,801.8)	(3,801.8)
Trade and other receivables: amounts falling due within one year	—	—	—	11,338.0	11,338.0
Trade and other receivables: amounts falling due after more than one year	—	—	—	146.2	146.2
Trade and other payables: amounts falling due within one year	—	—	—	(11,283.0)	(11,283.0)
Trade and other payables: amounts falling due after more than one year	—	—	—	(0.9)	(0.9)
Derivative assets	0.6	5.1	—	—	5.7
Derivative liabilities	(53.3)	(4.7)	—	—	(58.0)
Payments due to vendors (earnout agreements)	—	(160.1)	—	—	(160.1)
Liabilities in respect of put options	—	(342.1)	—	—	(342.1)
	(52.7)	(246.1)	114.1	(2,279.0)	(2,463.7)

	Derivatives in designated hedge relationships	Held at fair value through profit or loss	Held at fair value through other comprehensive income	Amortised cost	Carrying value
	£m	£m	£m	£m	£m
2021
Other investments	—	228.3	90.0	—	318.3
Cash and short-term deposits	—	—	—	3,882.9	3,882.9
Bank overdrafts, bonds and bank loans	—	—	—	(567.2)	(567.2)
Bonds and bank loans	—	—	—	(4,216.8)	(4,216.8)
Trade and other receivables: amounts falling due within one year	—	—	—	10,448.0	10,448.0
Trade and other receivables: amounts falling due after more than one year	—	—	—	84.5	84.5
Trade and other payables: amounts falling due within one year	—	—	—	(10,674.8)	(10,674.8)
Trade and other payables: amounts falling due after more than one year	—	—	—	(1.5)	(1.5)
Derivative assets	0.5	2.5	—	—	3.0
Derivative liabilities	(47.2)	(6.4)	—	—	(53.6)
Payments due to vendors (earnout agreements)	—	(196.7)	—	—	(196.7)
Liabilities in respect of put options	—	(391.5)	—	—	(391.5)
	(46.7)	(363.8)	90.0	(1,044.9)	(1,365.4)

Analysis of Financial Instruments Measured at Fair Value
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable:
Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2 fair value measurements are those derived from inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices);
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2022
Derivatives in designated hedge relationships
Derivative assets	—	0.6	—	0.6
Derivative liabilities	—	(53.3)	—	(53.3)
Held at fair value through profit or loss
Other investments	0.4	—	255.3	255.7
Derivative assets	—	5.1	—	5.1
Derivative liabilities	—	(4.7)	—	(4.7)
Payments due to vendors (earnout agreements)	—	—	(160.1)	(160.1)
Liabilities in respect of put options	—	—	(342.1)	(342.1)
Held at fair value through other comprehensive income
Other investments	10.9	—	103.2	114.1

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
2021
Derivatives in designated hedge relationships
Derivative assets	—	0.5	—	0.5
Derivative liabilities	—	(47.2)	—	(47.2)
Held at fair value through profit or loss
Other investments	0.4	—	227.9	228.3
Derivative assets	—	2.5	—	2.5
Derivative liabilities	—	(6.4)	—	(6.4)
Payments due to vendors (earnout agreements)	—	—	(196.7)	(196.7)
Liabilities in respect of put options	—	—	(391.5)	(391.5)
Held at fair value through other comprehensive income
Other investments	27.9	—	62.1	90.0
There have been no transfers between these levels in the years presented.
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options		Other investments
	£m	£m		£m
1 January 2021	(114.3)	(110.7)		366.6
Losses recognised in the income statement	(58.7)	(40.6)		(7.7)
Losses recognised in other comprehensive income	—	—		(42.8)
Exchange adjustments	1.0	1.3		—
Additions	(81.7)	(247.7)	1	5.9
Disposals	—	—		(32.0)
Cancellations	—	0.8		—
Settlements	57.0	5.4		—
31 December 2021	(196.7)	(391.5)		290.0
Gains recognised in the income statement	26.2	27.9		23.1
Losses recognised in other comprehensive income	—	—		(5.3)
Exchange adjustments	(14.3)	(39.9)		—
Additions	(46.7)	(5.0)		66.7
Disposals	—	—		(16.0)
Cancellations	—	11.0		—
Settlements	71.4	55.4		—
31 December 2022	(160.1)	(342.1)		358.5
Note
[1]During 2021, the Group merged Finsbury Glover Hering and Sard Verbinnen & Co to form a leading global strategic communications firm. As a part of this transaction, certain management acquired shares in the Company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in additions to liabilities in respect of put options in the year of £219.6 million.